UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21493

Name of Fund: BlackRock Strategic Dividend AchieversTM Trust (BDT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Strategic Dividend AchieversTM Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Automotive—2.5%
182,400	Genuine Parts Co.	$5,840,448

	Basic Materials—2.7%
172,000	RPM International, Inc.	2,117,320
108,600	Sonoco Products Co.	2,490,198
47,600	Stepan Co.	1,746,444

		6,353,962

	Building & Development—2.7%
82,200	ABM Industries, Inc.	1,220,670
435,100	D.R. Horton, Inc.	2,593,196
312,600	Masco Corp.	2,444,532

		6,258,398

	Consumer Products—19.7%
147,800	Avery Dennison Corp.	3,581,194
134,000	Clorox Co.	6,720,100
343,500	H&R Block, Inc.	7,120,755
187,800	Harley-Davidson, Inc.	2,287,404
64,000	Hillenbrand, Inc.	1,183,360
73,300	HNI Corp.	968,293
51,600	Lancaster Colony Corp.	1,878,756
106,000	Meridian Bioscience, Inc.	2,253,560
76,800	Polaris Industries, Inc.	1,633,536
129,000	Sherwin-Williams Co. (The)	6,159,750
69,800	Stanley Works (The)	2,181,948
195,500	SUPERVALU, INC.	3,429,070
57,400	Universal Corp.	1,755,292
94,100	VF Corp.	5,271,482

		46,424,500

	Energy—20.7%
50,400	American States Water Co.	1,742,328
216,500	Aqua America, Inc.	4,490,210
174,200	Atmos Energy Corp.	4,276,610
99,200	Black Hills Corp.	2,628,800
46,400	California Water Service Group	2,018,400
97,900	Integrys Energy Group, Inc.	4,087,325
146,000	MDU Resources Group, Inc.	2,903,940
54,200	MGE Energy, Inc.	1,737,110
76,800	National Fuel Gas Co.	2,300,928
70,500	New Jersey Resources Corp.	2,826,345
42,600	Northwest Natural Gas Co.	1,829,244
51,500	Otter Tail Corp.	1,043,905
139,300	Peidmont Natural Gas Co.	3,609,263
151,200	UGI Corp.	3,835,944
175,300	Vectren Corp.	4,520,987
149,000	WGL Holdings, Inc.	4,782,900

		48,634,239

	Financial Institutions—25.0%
115,500	Arthur J. Gallagher & Co.	2,722,335
140,800	Associated Banc-Corp	2,203,520
156,900	BancorpSouth, Inc.	2,965,410
64,500	Bank of Hawaii Corp.	2,313,615
76,600	Chemical Financial Corp.	1,746,480
190,842	Cincinnati Financial Corp.	4,185,165
151,100	Comerica, Inc.	2,517,326
74,600	Community Bank System, Inc.	1,339,070
41,940	Erie Indemnity Co., Class A	1,486,773
50,000	First Busey Corp.	437,500
174,400	FirstMerit Corp.	2,820,048
114,100	FNB Corp.	902,531
244,125	Fulton Financial Corp.	1,713,757
50,000	Harleysville Group, Inc.	1,422,000
63,800	Harleysville National Corp.	593,978
77,400	M&T Bank Corp.	3,011,634
227,198	Marshall & Ilsley Corp.	1,297,301
73,600	Mercury General Corp.	2,851,264
101,200	Old National Bancorp	1,288,276
211,000	Old Republic International Corp.	2,177,520
25,200	Park National Corp.	1,367,100
106,700	Pinnacle West Capital Corp.	3,571,249
59,800	S&T Bancorp, Inc.	1,520,714

Shares	Common Stocks	Value

	Financial Institutions— (cont’d)
78,900	Susquehanna Bancshares, Inc.	$867,900
285,400	Synovus Financial Corp.	1,130,184
150,000	TCF Financial Corp.	1,858,500
80,900	Trustmark Corp.	1,642,270
67,900	United Bankshares, Inc.	1,425,221
193,080	Valley National Bancorp	2,513,902
68,400	WesBanco, Inc.	1,413,144
112,200	Wilmington Trust Corp.	1,536,018

		58,841,705

	Health Care—0.4%
64,000	Hill-Rom Holdings, Inc.	901,120

	Industrials—10.0%
31,675	A.O. Smith Corp.	870,429
146,500	Bemis Co., Inc.	3,306,505
133,575	Dover Corp.	3,777,501
193,300	Leggett & Platt, Inc.	2,414,317
74,600	McGrath RentCorp	1,564,362
97,600	Vulcan Materials Co.	4,827,296
92,000	W.W. Grainger, Inc.	6,711,400

		23,471,810

	Media—0.4%
169,800	New York Times Co. (The), Class A	843,906

	Real Estate Investment Trust—7.7%
91,000	Duke Realty Corp.	838,110
44,400	EastGroup Properties, Inc.	1,348,872
97,300	HCP, Inc.	2,270,982
132,000	Lexington Realty Trust	584,760
71,500	Liberty Property Trust	1,430,000
148,200	National Retail Properties, Inc.	2,138,526
122,700	Realty Income Corp.	2,364,429
120,800	UDR, Inc.	1,416,984
89,200	Universal Health Realty Income Trust	2,729,520
70,500	Washington Real Estate Investment Trust	1,678,605
81,150	Weingarten Realty Investors	1,313,818

		18,114,606

	Technology—4.1%
222,800	Linear Technology Corp.	5,217,976
197,700	Pitney Bowes, Inc.	4,400,802

		9,618,778

	Telecommunications—1.1%
100,000	CenturyTel, Inc.	2,714,000

	Transportation—1.2%
62,300	C.H. Robinson Worldwide, Inc.	2,864,554

	Total Long-Term Investments (Cost—$332,098,973)—98.2%	230,882,026

	Short-Term Securities

	Money Market Fund—2.3%
5,428,633	BlackRock Liquidity Funds, TempFund, 1.25%(a)(b) (Cost—$5,428,633)	5,428,633

	Total Investments Before Outstanding Options Written
	(Cost—$337,527,606*)—100.5%	236,310,659

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.4)%
(434)	Aqua America, Inc., strike price $22.50, expires 03/23/09	(15,190)
(348)	Atmos Energy Corp., strike price $25, expires 03/23/09	(26,100)
(315)	BancorpSouth, Inc., strike price $22.50, expires 03/23/09	(16,538)
(293)	Bemis Co., Inc., strike price $25, expires 03/23/09	(15,382)
(200)	CenturyTel, Inc., strike price $30, expires 03/23/09	(9,500)

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(382)	Cincinnati Financial Corp., strike price $30, expires 03/23/09	$(6,685)
(268)	Clorox Co., strike price $55, expires 03/23/09	(18,090)
(302)	Comerica, Inc., strike price $15, expires 03/23/09	(94,375)
(349)	FirstMerit Corp., strike price $17.50, expires 03/23/09	(31,410)
(365)	Genuine Parts Co., strike price $40, expires 03/23/09	(6,387)
(687)	H&R Block, Inc., strike price $22.50, expires 03/23/09	(51,525)
(376)	Harley-Davidson, Inc., strike price $15, expires 03/23/09	(22,560)
(195)	HCP, Inc., strike price $25, expires 03/23/09	(36,075)
(140)	Liberty Property Trust, strike price $20, expires 03/23/09	(37,800)
(140)	Liberty Property Trust, strike price $22.50, expires 03/23/09	(21,350)
(446)	Linear Technology Corp., strike price $25, expires 03/23/09	(33,450)
(625)	Masco Corp., strike price $10, expires 03/23/09	(12,500)
(212)	Meridian Bioscience, Inc., strike price $22.50, expires 03/23/09	(20,140)
(85)	Northwest Natural Gas Co., strike price $45, expires 03/23/09	(13,600)
(200)	Old National Bancorp, strike price $15, expires 03/23/09	(6,000)
(213)	Pinnacle West Capital Corp., strike price $35, expires 03/23/09	(17,040)
(400)	Pitney Bowes, Inc., strike price $25, expires 03/23/09	(15,000)
(154)	Polaris Industries, Inc., strike price $25, expires 03/23/09	(12,320)
(245)	Realty Income Corp., strike price $22.50, expires 03/23/09	(15,312)
(258)	Sherwin-Williams Co. (The), strike price $60, expires 03/23/09	(3,225)
(220)	Sonoco Products Co., strike price $25, expires 03/23/09	(19,800)
(140)	Stanley Works (The), strike price $35, expires 03/23/09	(9,100)
(391)	SUPERVALU, INC., strike price $20, expires 03/23/09	(20,528)
(20)	Susquehanna Bancshares, Inc., strike price $12.50, expires 03/23/09	(1,350)
(300)	TCF Financial Corp., strike price $12.50, expires 03/23/09	(41,250)
(160)	Trustmark Corp., strike price $17.50, expires 03/23/09	(55,200)
(240)	UDR, Inc., strike price $12.50, expires 03/23/09	(21,600)
(302)	UGI Corp., strike price $25, expires 03/23/09	(47,565)
(136)	United Bankshares, Inc., strike price $25, expires 03/23/09	(10,540)
(115)	Universal Corp., strike price $35, expires 03/23/09	(6,612)
(188)	VF Corp., strike price $60, expires 03/23/09	(40,890)
(195)	Vulcan Materials Co., strike price $60, expires 03/23/09	(24,375)
(185)	W.W. Grainger, Inc., strike price $80, expires 03/23/09	(22,663)
(80)	Weingarten Realty Investors, strike price $17.50, expires 02/23/09	(6,800)
(20)	Weingarten Realty Investors, strike price $17.50, expires 03/23/09	(2,250)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(298)	WGL Holdings, Inc., strike price $35, expires 03/23/09	$(17,880)

	Total Exchange-Traded Call Options Written	(905,957)

	Over-the-Counter Call Options Written—(0.4)%
(6,000)	A.O. Smith Corp., strike price $33, expires 03/25/09, broker Citigroup Global Markets	(1,798)
(16,000)	ABM Industries, Inc., strike price $17.55, expires 03/25/09, broker Deutsche Bank Securities	(4,630)
(10,000)	American States Water Co., strike price $35.44, expires 03/25/09, broker Goldman Sachs & Co.	(34,384)
(250)	Arthur J. Gallagher & Co., strike price $27.25, expires 03/25/09, broker UBS Securities LLC	(3,317)
(28,000)	Associated Banc-Corp, strike price $16.58, expires 03/25/09, broker Goldman Sachs & Co.	(27,376)
(295)	Avery Denninson Corp., strike price $31, expires 03/25/09, broker Jefferies & Co., Inc.	(1,333)
(13,000)	Bank of Hawaii Corp., strike price $35.98, expires 03/25/09, broker Citigroup Global Markets	(34,540)
(20,000)	Black Hills Corp., strike price $27.93, expires 03/25/09, broker Deutsche Bank Securities	(7,762)
(13,000)	C.H. Robinson Worldwide, Inc., strike price $48.18, expires 03/25/09, broker Deutsche Bank Securities	(27,312)
(10,000)	California Water Service Group, strike price $46.80, expires 03/25/09, broker Citigroup Global Markets	(24,173)
(15,000)	Chemical Financial Corp., strike price $26, expires 03/25/09, broker Goldman Sachs & Co.	(15,381)
(15,000)	Community Bank System, Inc., strike price $20.77, expires 03/25/09, broker Goldman Sachs & Co.	(3,678)
(87,000)	D.R. Horton, Inc., strike price $6.97, expires 03/25/09, broker Citigroup Global Markets	(43,822)
(267)	Dover Corp., strike price $34, expires 03/25/09, broker UBS Securities LLC	(5,292)
(18,200)	Duke Realty Corp., strike price $11, expires 03/25/09, broker Goldman Sachs & Co.	(12,472)
(9,000)	EastGroup Properties, Inc., strike price $34.73, expires 03/25/09, broker Goldman Sachs & Co.	(10,271)
(9,000)	Erie Indemnity Co., Class A, strike price $40.34, expires 03/25/09, broker Goldman Sachs & Co.	(13,975)
(17,000)	First Busey Corp., strike price $12.74, expires 03/25/09, broker Goldman Sachs & Co.	(4,077)
(23,000)	FNB Corp., strike price $8.35, expires 03/25/09, broker Goldman Sachs & Co.	(9,322)
(49,000)	Fulton Financial Corp., strike price $8.05, expires 03/25/09, broker Citigroup Global Markets	(15,357)
(10,000)	Harleysville Group, Inc., strike price $31.93, expires 03/25/09, broker Goldman Sachs & Co.	(11,328)
(13,000)	Harleysville National Corp., strike price $11.90, expires 03/25/09, broker Goldman Sachs & Co.	(2,131)

JANUARY 31, 2009	2

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (cont’d)
(128)	Hill-Rom Holdings, Inc., strike price $16.25, expires 03/25/09, broker UBS Securities LLC	$(2,223)
(13,000)	Hillenbrand, Inc., strike price $19.73, expires 03/25/09, broker Deutsche Bank Securities	(17,395)
(15,000)	HNI Corp., strike price $14.94, expires 03/25/09, broker Citigroup Global Markets	(12,454)
(196)	Integrys Energy Group, Inc., strike price $47, expires 03/25/09, broker UBS Securities LLC	(9,482)
(10,000)	Lancaster Colony Corp., strike price $35.15, expires 03/25/09, broker Goldman Sachs & Co.	(20,538)
(39,000)	Leggett & Platt, Inc., strike price $14.56, expires 03/25/09, broker Deutsche Bank Securities	(9,508)
(26,000)	Lexington Realty Trust, strike price $5.20, expires 03/25/09, broker Goldman Sachs & Co.	(4,335)
(155)	M&T Bank Corp., strike price $42, expires 03/27/09, broker UBS Securities LLC	(48,045)
(45,000)	Marshall & Ilsley Corp., strike price $6.47, expires 03/25/09, broker Goldman Sachs & Co.	(27,428)
(15,000)	McGrath RentCorp, strike price $23.35, expires 03/25/09, broker Goldman Sachs & Co.	(13,654)
(29,000)	MDU Resources Group, Inc., strike price $21.39, expires 03/25/09, broker Citigroup Global Markets	(18,920)
(15,000)	Mercury General Corp., strike price $43.87, expires 03/25/09, broker Goldman Sachs & Co.	(32,103)
(11,000)	MGE Energy, Inc., strike price $34.12, expires 03/25/09, broker Citigroup Global Markets	(16,125)
(150)	National Fuel Gas Co., strike price $32, expires 03/27/09, broker UBS Securities LLC	(17,592)
(296)	National Retail Properties, Inc., strike price $16.25, expires 03/27/09, broker UBS Securities LLC	(11,281)
(14,100)	New Jersey Resources Corp., strike price $41.42, expires 03/25/09, broker Goldman Sachs & Co.	(35,085)
(34,000)	New York Times Co. (The), Class A, strike price $6.27, expires 03/25/09, broker Citigroup Global Markets	(6,589)
(42,000)	Old Republic International Corp., strike price $11.90, expires 03/25/09, broker Citigroup Global Markets	(16,943)
(10,000)	Otter Tail Corp., strike price $21.13, expires 03/25/09, broker Deutsche Bank Securities	(10,067)
(5,000)	Park National Corp., strike price $57.79, expires 03/25/09, broker Goldman Sachs & Co.	(42,317)
(28,000)	Peidmont Natural Gas Co., strike price $27.753, expires 03/25/09, broker Deutsche Bank Securities	(17,041)
(344)	RPM International, Inc., strike price $13.50, expires 03/25/09, broker Barclays Capital, Inc.	(9,429)
(12,000)	S&T Bancorp, Inc., strike price $28.90, expires 03/25/09, broker Goldman Sachs & Co.	(15,223)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (cont’d)
(10,000)	Stepan Co., strike price $43.77, expires 03/25/09, broker Citigroup Global Markets	$(25,316)
(57,100)	Synovus Financial Corp., strike price $5.41, expires 03/27/09, broker Citigroup Global Markets	(4,237)
(18,000)	Universal Health Realty Income Trust, strike price $33.04, expires 03/25/09, broker Goldman Sachs & Co.	(63,940)
(39,000)	Valley National Bancorp, strike price $14.44, expires 03/25/09, broker Goldman Sachs & Co.	(19,048)
(351)	Vectren Corp., strike price $27.75, expires 03/25/09, broker UBS Securities LLC	(32,727)
(14,000)	Washington Real Estate Investment Trust, strike price $26.68, expires 03/20/09, broker Citigroup Global Markets	(14,098)
(14,000)	WesBanco, Inc., strike price $23.52, expires 03/25/09, broker Goldman Sachs & Co.	(13,563)
(22,000)	Wilmington Trust Corp., strike price $15.81, expires 03/25/09, broker Deutsche Bank Securities	(12,773)

	Total Over-the-Counter Call Options Written	(913,210)

	Total Options Written (Premiums Received $2,148,333)—(0.8)%	(1,819,167)

	Total Investments Net of Outstanding Options Written—99.7%	234,491,492
	Other Assets in Excess of Liabilities—0.3%	731,412

	Net Assets—100.0%	$235,222,904

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$336,961,477

Gross unrealized appreciation	$10,842,402
Gross unrealized depreciation	(111,493,220)

Net unrealized depreciation	$(100,650,818)

(a)	Represents current yield as of report date.

(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	5,428,633	$2,896

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

3	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Liabilities

Level 1	$236,310,659	$(905,957)
Level 2	—	(913,210)
Level 3	—	—

Total	$236,310,659	$(1,819,167)

**	Other financial instruments are options contracts.

JANUARY 31, 2009	4

Item 2 –   Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Dividend AchieversTM Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Strategic Dividend AchieversTM Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Dividend AchieversTM Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Dividend AchieversTM Trust

Date: March 25, 2009